Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited) [Abstract]
Summary of quarterly results of operations

The following table sets forth the quarterly results of operations, as restated for discontinued operations, for the years ended December 31, 2011 and 2010 (in thousands, except per share amounts):

	First	Second		Third	Fourth		Total
2011
Revenues	$189,383	$186,926		$187,233	$190,391		$753,933
Net income (loss) attributable to DDR	35,312	(13,383)		(42,989)	5,206	(A)	(15,854)
Net income (loss) attributable to DDR common shareholders	24,745	(26,871)		(49,956)	(1,761	)(A)	(53,843)
Basic:
Net income (loss) per common share attributable to DDR common shareholders	$0.10	$(0.10)		$(0.18)	$(0.01)		$(0.20)
Weighted-average number of shares	255,966	274,299		274,639	274,718		270,278
Diluted:
Net income (loss) per common share attributable to DDR common shareholders	$0.01	$(0.10)		$(0.18)	$(0.01)		$(0.28)
Weighted-average number of shares	262,581	274,299		274,639	274,718		271,472
2010
Revenues	$188,082	$184,866		$184,332	$189,082		$746,362
Net loss attributable to DDR	(24,247)	(86,575)		(14,310)	(84,226	)(A)	(209,358)
Net loss attributable to DDR common shareholders	(34,814)	(97,143)		(24,877)	(94,793	)(A)	(251,627)
Basic:
Net loss per common share attributable to DDR common shareholders	$(0.15)	$(0.39)		$(0.10)	$(0.37)		$(1.03)
Weighted-average number of shares	227,133	248,533		249,139	253,872		244,712
Diluted:
Net loss per common share attributable to DDR common shareholders	$(0.15)	$(0.47	)(B)	$(0.10)	$(0.37)		$(1.03)
Weighted-average number of shares	227,133	253,539		249,139	253,872		244,712

(A)	Includes impairment charges of $47.4 million and $29.1 million for the three months ended December 31, 2011 and 2010, respectively, and an adjustment to the tax valuation allowance of $58.3 million (Note 16) for the three months ended December 31, 2010. In addition, the Company recorded an aggregate gain on sale of real estate, including discontinued operations, of $54.3 million (Note 12) for the three months ended December 31, 2011.

(B)	For the three-month period ended June 30, 2010, the Company’s quarterly report on Form 10-Q excluded the dilutive effect of the warrants and thus overstated diluted EPS. Management has concluded that the impact on its diluted EPS resulting from this error was not material. The revision to the amounts above for the three-month period ended June 30, 2010, decreased previously reported diluted EPS by $0.08.